Fair Value - Schedule of Assets Measured at Fair Value on Recurring Basis (Detail) - Fair Value, Measurements, Recurring [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	¥ 2,468,034	¥ 4,462,194
Total	2,468,034	4,462,194
Quoted Prices in Active Market for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	2,468,034	4,462,194
Total	¥ 2,468,034	¥ 4,462,194